Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Components of Current and Deferred Income Tax Expense

The components of current and deferred income tax expense attributable to income for the years ended December 31, 2014, December 31, 2013 and December 31, 2012 are as follows:

(in US$ millions)	2014	2013	2012
Current income tax	—	—	—
Deferred income tax	16.3	17.7	14.2

Total Income tax expense	16.3	17.7	14.2

Summary of Income Tax Rate Reconciliation

Income tax expense by jurisdiction before adjustment for permanent differences and other items is as follows:

(in US$ millions)	2014	2013	2012
The Netherlands	8.6	10.4	10.8
USA	3.1	3.3	2.7
Malaysia	2.2	3.8	2.7
Belgium	1.7	1.3	(0.4)
United Kingdom	(0.3)	—	—

Total expense before adjustments	15.3	18.8	15.8

Total permanent differences and nondeductible items	4.6	(1.1)	(1.6)
Valuation allowance reversal	(3.6)	—	—

Total income tax expense	16.3	17.7	14.2

Schedule of Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2014 and 2013 are presented below.

(in US$ millions)	2014	2013
Deferred tax assets:
Interest rate swaps	3.5	1.8
Pension obligation and other temporary differences	0.9	0.6
Tax loss carry forwards	58.8	69.8

Total deferred tax assets before valuation allowance	63.2	72.2
Valuation allowance	—	(3.5)

Total deferred tax assets before netting	63.2	68.7
Netting positions	(29.5)	(25.3)

Net deferred tax assets	33.7	43.4

Deferred tax liabilities:
Property, plant and equipment	56.8	71.3
Foreign exchange forward contracts	5.7	—

Total deferred tax liabilities before netting	62.5	71.3
Netting positions	(29.5)	(25.3)

Net deferred tax liabilities	33.0	46.0

Schedule of Deferred Tax Assets and Liabilities, Current and Noncurrent

The net deferred tax asset and liability as of December 31, 2014 and December 31, 2013 is classified in the consolidated and combined carve-out balance sheets as follows:

(in US$ millions)	2014	2013
Current deferred tax asset	0.9	2.6
Non-current deferred tax asset	32.8	40.8

Net deferred tax asset	33.7	43.4

Current deferred tax liability	—	—
Non-current deferred tax liability	33.0	46.0

Net deferred tax liability	33.0	46.0

Summary of Income Tax Examinations

The following table summarizes the earliest tax years that remain subject to examination by major taxable jurisdictions in which the Partnership operates:

Jurisdiction	Earliest open year	Ongoing examinations
USA	2011	None
United Kingdom	2014	None
Belgium	2014	None
UAE	N/A	N/A
Malaysia	2014	None
The Netherlands	2012	None
Marshall Islands	N/A	N/A